Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
April 30, 2026
MFL-NPRT1-0626
1.800349.122
Municipal Securities - 94.7%
	Principal Amount (a)	Value ($)
Massachusetts - 92.8%
Education - 13.8%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	480,553
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	758,405
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,027,561
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,290,000	1,319,439
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	838,586
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	1,009,533
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	703,761
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,925,000	1,925,882
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,091,697
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,489,365
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,038,090
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,273
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,811,264
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	1,042,532
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,420,671
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,034,683
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,137,452
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	742,812
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,205,238
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	6,774,680
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	420,614
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,717,362
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	829,900
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	746,053
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,177,960
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2034	700,000	782,395
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2035	650,000	722,414
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2036	675,000	744,821
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2037	725,000	795,214
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2038	760,000	828,884
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,194,906
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2040	850,000	918,884
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2042	950,000	1,016,787
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,555,043
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	485,909
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	523,449
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	521,766
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	546,318
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,333,895
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	7,434,941
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,405,065
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,874,006
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,785,978
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,026,673
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,419,352
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,556,362
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,200,782
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,822,907
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (e)	1,000,000	1,001,187
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (e)	3,935,000	3,945,360
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (e)	10,240,000	10,425,422
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (e)	2,325,000	2,404,254
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (e)	2,430,000	2,436,398
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (e)	1,000,000	1,034,087
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (e)	4,035,000	4,285,519
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (e)	2,000,000	2,068,176
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (e)	1,950,000	2,071,069
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (e)	1,950,000	2,094,342
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (e)	10,000,000	10,740,213
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (e)	6,515,000	6,912,275
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (e)	5,000,000	5,298,057
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (e)	6,500,000	6,935,889
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (e)	1,950,000	1,985,310
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (e)	1,850,000	1,913,063
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (e)	1,825,000	1,938,308
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (e)	1,125,000	1,208,273
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (e)	1,500,000	1,591,468
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (e)	1,000,000	1,060,978
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (e)	2,500,000	2,660,117
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (e)	2,280,000	2,357,720
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (e)	2,250,000	2,389,695
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (e)	2,230,000	2,395,068
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (b)	6,080,000	5,739,840
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	861,240
Massachusetts St College Bldg 4% 5/1/2036	600,000	621,036
Massachusetts St College Bldg 4% 5/1/2038	750,000	769,723
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	1,016,099
Massachusetts St College Bldg 4% 5/1/2041	625,000	630,571
Massachusetts St College Bldg 4% 5/1/2042	550,000	551,358
Massachusetts St College Bldg 5% 5/1/2032	600,000	678,077
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,155,144
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,026,592
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,772,039
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,508,702
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,010,272
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,051
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,038,928
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	830,000	810,560
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	477,774
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	376,836
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	316,366
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	160,341
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	600,520
Massachusetts St Dev Fin Agy Rev (Olin College Proj.) Series 2013E, 4% 11/1/2043	845,000	775,902
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,132,212
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,103,970
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,204,006
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,243,641
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,238,142
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	478,057
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,106,863
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,345,637
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,007,336
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,461,168
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,605,200
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,768,259
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,857,233
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,010,751
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,009,051
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	843,970
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (c)	1,000,000	1,015,418
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,673,578
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,552,797
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,116,266
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,587,707
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,371,125
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,153,301
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	854,778
TOTAL EDUCATION		223,046,802
Electric Utilities - 0.6%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	928,269
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	717,475
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	491,546
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2043	1,700,000	1,848,350
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2044	1,625,000	1,749,704
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2045	1,400,000	1,491,341
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 6% 10/1/2049	3,000,000	3,246,467
TOTAL ELECTRIC UTILITIES		10,473,152
Escrowed/Pre-Refunded - 0.1%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (b)	1,700,000	1,602,677
General Obligations - 33.1%
Acton & Boxborough MA Rgl Sch Dst 2.25% 3/1/2045	450,000	320,422
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,465,603
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	2,069,751
Andover MA Gen. Oblig. 2.125% 11/15/2050	1,030,000	625,885
Andover MA Gen. Oblig. Series 2020, 2% 11/15/2045	1,030,000	686,736
Ashland MA Gen. Oblig. Series 2021, 2% 1/15/2046	655,000	425,260
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,649,199
Attleboro Mass 3% 10/15/2036	2,630,000	2,458,871
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,942,395
Boston Mass Gen. Oblig. Series 2017A, 3% 4/1/2028	4,250,000	4,259,826
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2032	4,765,000	5,408,928
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2033	4,000,000	4,604,669
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2034	5,345,000	6,163,384
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2035	6,070,000	6,962,261
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2039	12,640,000	14,162,041
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2040	5,000,000	5,577,347
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,684,492
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	327,186
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,959,149
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,255,824
Cambridge MA Gen. Oblig. 3% 2/15/2038	3,470,000	3,260,342
Cambridge MA Gen. Oblig. 3% 2/15/2039	3,470,000	3,219,670
Cambridge MA Gen. Oblig. 3% 2/15/2040	3,465,000	3,171,290
Cambridge MA Gen. Oblig. 3% 2/15/2041	3,460,000	3,129,479
Cambridge MA Gen. Oblig. 3% 2/15/2042	3,460,000	3,070,937
Cambridge MA Gen. Oblig. 3% 2/15/2043	3,460,000	3,033,250
Cambridge MA Gen. Oblig. 3% 2/15/2044	3,460,000	2,970,459
Cambridge MA Gen. Oblig. 3% 2/15/2045	3,460,000	2,907,843
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2045	1,780,000	1,410,080
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2048	1,935,000	1,438,699
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,123,364
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,208,310
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2037	690,000	802,205
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2038	940,000	1,086,256
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2035	1,125,000	970,409
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2036	1,125,000	946,827
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2037	1,125,000	923,951
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,624,877
Essex Mass Gen. Oblig. 2.75% 3/1/2047	1,190,000	876,709
Essex Mass Gen. Oblig. 2.75% 3/1/2050	1,170,000	822,972
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	906,170
Fall River MA Series 2020, 2% 12/1/2032	500,000	453,690
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,504,129
Ipswich MA Gen. Oblig. 2% 10/1/2036	420,000	344,662
Ipswich MA Gen. Oblig. 2% 10/1/2038	450,000	350,849
Leominster MA Gen. Oblig. 3% 3/1/2052	450,000	321,903
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	1,046,607
Ludlow Mass Series 2019, 3% 2/1/2049	1,945,000	1,428,418
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,492,948
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,820,126
Massachusetts St Gen. Oblig. 5% 11/1/2052	32,445,000	33,424,745
Massachusetts St Gen. Oblig. 5% 4/1/2038	3,495,000	3,964,130
Massachusetts St Gen. Oblig. 5% 4/1/2039	2,000,000	2,253,822
Massachusetts St Gen. Oblig. 5% 4/1/2040	1,500,000	1,681,696
Massachusetts St Gen. Oblig. 5% 7/1/2037	1,000,000	1,144,341
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,212,036
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,771,436
Massachusetts St Gen. Oblig. 5.5% 8/1/2030 (Ambac Assurance Corp Insured)	2,000,000	2,208,360
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	2,050,000	1,660,902
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	2,825,000	2,201,352
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,191,203
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,777,153
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,999,717
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,906,246
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	3,136,907
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,540,767
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	4,034,111
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	11,025,000	11,354,037
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	24,109,433
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,479,528
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,813,103
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,761,125
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	1,999,669
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	16,388,044
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	10,150,045
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2038	3,935,000	3,118,266
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	3,465,000	2,682,988
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,259,760
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,755,141
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	51,664,885
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,840,636
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	29,185,488
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,776,078
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,363,783
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	5,075,000	5,652,911
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	21,622,272
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	38,462,061
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	8,999,104
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,873,819
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	1,265,000	1,410,560
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	366,793
Middleborough MA Series 2020, 2.125% 10/1/2045	4,420,000	2,990,317
Nauset MA Reg Sch Dist 4% 5/15/2040	4,190,000	4,297,870
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	540,950
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2042	2,095,000	1,895,059
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2043	2,165,000	1,931,635
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2044	2,235,000	1,954,964
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2045	2,310,000	1,985,613
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	975,944
Pentucket MA Regl Sch Dist 3% 9/1/2043	1,710,000	1,453,805
Plymouth MA Gen. Oblig. Series 2021, 2% 5/1/2037	640,000	503,969
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	418,487
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	528,899
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	138,362
Somerville MA Gen. Oblig. Series 2018 B, 3.375% 6/1/2043	250,000	224,026
South Hadley Mass Gen. Oblig. 2% 1/15/2037	350,000	284,703
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	957,636
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,856,411
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	2,030,837
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	2,105,126
Westport Mass 2% 11/1/2040	1,890,000	1,418,103
Westport Mass 2.125% 11/1/2041	1,925,000	1,440,538
Westport Mass 2.125% 11/1/2042	1,970,000	1,432,250
Westport Mass 2.25% 11/1/2043	2,010,000	1,487,372
Westport Mass 2.25% 11/1/2044	2,055,000	1,477,934
Westport Mass 2.25% 11/1/2045	2,100,000	1,464,959
Westport Mass 2.25% 11/1/2047	4,345,000	2,846,277
Westport Mass 2.375% 11/1/2049	3,745,000	2,419,025
Weymouth Mass 2% 9/15/2045	3,000,000	1,988,862
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,176,084
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,907,568
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,345,458
TOTAL GENERAL OBLIGATIONS		535,354,156
Health Care - 9.4%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	5,000,000	4,970,670
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,253,995
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,110,331
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,244,488
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2036	950,000	996,695
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,127,203
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,119,538
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,281,192
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,108,307
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	363,783
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	240,736
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	591,408
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,392,901
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	504,584
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,349,015
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,536,805
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,890,000	2,473,196
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,382,625
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,380,228
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,041,219
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,343,048
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	3,510,000	2,661,319
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,232,749
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,009,306
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	50,000	48,841
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,019,274
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	773,954
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (c)	500,000	499,902
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (c)	350,000	350,383
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (c)	1,250,000	1,237,695
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (c)	6,000,000	5,673,022
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	6,895,000	6,607,821
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,101,689
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,050,102
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	16,000,000	14,733,627
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,377
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,928,073
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	2,210,000	2,216,319
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,153,125
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,274,332
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,005,750
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,334,772
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,005,579
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,405,090
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,704,541
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	10,917,728
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,163,453
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2043	5,900,000	6,271,318
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2044	7,500,000	7,905,465
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 B, 5% tender 8/15/2055 (d)	12,500,000	13,402,318
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2038	4,000,000	4,525,072
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2039	2,700,000	3,026,747
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2040	2,700,000	3,009,811
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2041	2,000,000	2,217,465
TOTAL HEALTH CARE		151,579,986
Housing - 3.1%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,818,865
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	126,585
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	191,243
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	242,382
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	100,173
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	102,292
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	78,297
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	106,400
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 1.95% 12/1/2035	270,000	225,231
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 221, 2.3% 6/1/2044	1,500,000	1,126,062
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 222, 2.3% 12/1/2041	2,450,000	1,899,517
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 224, 5% 6/1/2050	1,305,000	1,352,643
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 249, 5% 12/1/2050	2,500,000	2,561,332
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	7,205,000	7,241,096
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,212,686
Massachusetts Hsg Fin Agy Series 2025 C 3, 3.15% 6/1/2030	10,000,000	10,009,352
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	806,123
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	488,599
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	1,510,000	1,504,463
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) 3.75% 12/1/2049	2,575,000	2,574,720
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 183, 3.5% 12/1/2046	105,000	104,961
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 188, 4% 6/1/2043 (e)	365,000	364,938
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 207, 4% 6/1/2049	1,025,000	1,029,761
TOTAL HOUSING		51,267,721
Other - 1.9%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,408,604
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,561,961
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,529,090
Massachusetts St Dev Fin Agy Rev (Sterling And Francine Clark Art Institute Proj.) Series 2016, 4% 7/1/2041	865,000	849,213
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	1,745,000	1,163,252
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (b)	3,200,000	1,922,964
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (b)	5,000,000	2,801,436
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (b)	5,000,000	2,636,654
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (b)	5,000,000	2,485,083
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 3.5% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (d)	5,040,000	5,040,000
TOTAL OTHER		31,398,257
Special Tax - 13.7%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (b)	9,275,000	7,601,867
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	8,000,000	8,416,468
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,173,334
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,721,173
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,636,664
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,836,500
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,279,077
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,178,225
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,513,978
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,482,194
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	17,013,503
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,995,306
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	17,000,000	18,548,182
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	14,770,000	16,934,533
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	15,101,523
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,820,925
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,191,390
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,188,160
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,199,520
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	16,363,326
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	2,615,000	2,715,525
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,610,866
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,436,200
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,720,089
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,222,596
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	20,250,000	20,950,786
TOTAL SPECIAL TAX		220,851,910
Synthetics - 0.3%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 3.45% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (d)(f)	5,345,000	5,345,000
Transportation - 11.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,091,688
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (e)	9,250,000	8,732,912
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (e)	1,500,000	1,565,421
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (e)	1,250,000	1,317,783
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (e)	500,000	526,029
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (e)	1,000,000	1,049,757
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (e)	1,250,000	1,309,201
Massachusetts St Port Auth Rev 5% 7/1/2033 (e)	3,440,000	3,720,843
Massachusetts St Port Auth Rev 5% 7/1/2035 (e)	1,475,000	1,583,134
Massachusetts St Port Auth Rev 5% 7/1/2040 (e)	4,000,000	4,207,067
Massachusetts St Port Auth Rev 5% 7/1/2041 (e)	1,940,000	2,035,822
Massachusetts St Port Auth Rev 5% 7/1/2051 (e)	16,165,000	16,311,883
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (e)	1,280,000	1,306,362
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (e)	1,095,000	1,116,669
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (e)	1,370,000	1,396,000
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (e)	1,250,000	1,272,646
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (e)	2,000,000	2,032,343
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (e)	1,720,000	1,745,890
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (e)	725,000	768,151
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (e)	4,085,000	4,294,661
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (e)	5,605,000	5,879,222
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (e)	5,000,000	5,230,651
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (e)	1,995,000	2,081,083
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (e)	1,100,000	1,144,530
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (e)	4,450,000	4,599,170
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,222,644
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (e)	3,500,000	3,695,310
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (e)	2,700,000	2,844,803
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (e)	11,275,000	11,703,829
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (e)	5,000,000	5,178,511
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,312,691
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,220,061
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,129,565
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,299,868
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	5,865,899
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (e)	2,630,000	2,863,653
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (e)	2,450,000	2,647,089
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (e)	1,460,000	1,556,996
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (e)	2,780,000	2,948,637
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (e)	1,325,000	1,400,087
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,009,298
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,217,971
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	12,700,000	12,101,106
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	33,195,000	30,688,877
TOTAL TRANSPORTATION		181,225,813
Water & Sewer - 5.6%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,845
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036	5,000,000	5,803,528
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037	6,500,000	7,494,904
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,367,771
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	13,940,543
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,138,889
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,386,609
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,101,684
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036	2,400,000	2,785,693
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038	1,850,000	2,120,430
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039	2,475,000	2,820,668
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040	1,000,000	1,133,776
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041	2,000,000	2,251,122
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042	1,000,000	1,118,184
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039	2,595,000	2,957,427
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040	2,000,000	2,267,552
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041	4,530,000	5,098,792
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042	1,480,000	1,654,913
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043	1,000,000	1,110,829
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044	2,000,000	2,203,636
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045	1,500,000	1,636,299
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2045	5,000,000	5,497,447
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,378,440
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,912,288
TOTAL WATER & SEWER		90,622,269
TOTAL MASSACHUSETTS		1,502,767,743
Puerto Rico - 1.4%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	5,238,348	3,795,149
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,026,106
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	4,891,233
TOTAL GENERAL OBLIGATIONS		10,712,488
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,592,983
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	5,010,000	4,186,663
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,525,000	3,651,543
TOTAL PUERTO RICO		23,143,677
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	930,000	1,013,854
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	2,185,000	2,425,048
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,235,000	1,368,396
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	2,645,000	2,926,227
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	980,000	1,080,478
TOTAL VIRGIN ISLANDS		8,814,003
TOTAL MUNICIPAL SECURITIES (Cost $1,561,149,220)		1,534,725,423

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $68,649,678)	3.54	68,635,951	68,649,678

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,629,798,898)	1,603,375,101
NET OTHER ASSETS (LIABILITIES) - 1.1%	17,662,476
NET ASSETS - 100.0%	1,621,037,577

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,398,633 or 1.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	143,226,612	103,102,249	177,679,183	235,685	-	-	68,649,678	68,635,951	1.9%
Total	143,226,612	103,102,249	177,679,183	235,685	-	-	68,649,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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